Note 8 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2021	2020
	(In thousands)
Current:
Federal	$13,121	$(1,912)
State	4,145	1,187
Total	17,266	(725)

Deferred:
Federal	$13,486	$14,251
State	3,164	1,278
Total	16,650	15,529
Total income taxes (1)	$33,916	$14,804

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021	2020
Computed (expected tax rate)	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.1	2.8
Federal credits	(0.3)	(0.8)
Addition/(reduction) to uncertain tax positions	(0.1)	0.3
Other permanent differences not deductible	-	0.2
Change in valuation allowance	0.2	0.7
Tax law change	-	(2.8)
Federal NOL carryback rate difference	(2.8)	-
Other	0.1	0.6
Effective income tax rate	21.2%	22.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,884	$5,581
Inventory valuation	2,204	163
Restructuring reserve	-	220
Employee benefits	2,063	2,219
Insurance	685	616
Other comprehensive loss	6,511	26,562
Interest	4	24
Prepaid revenue	463	565
Other	815	186
Equity investment basis difference	1,589	-
Net operating loss and other tax attribute carryovers	85	2,233
Total assets	20,303	38,369
Deferred income tax liabilities:
Property basis and depreciation difference	17,975	12,664
Intangibles	33	208
Equity investment basis difference	-	1,239
Right of use assets	4,371	4,373
Pension	21,556	7,540
Total liabilities	43,935	26,024
Valuation allowance - non-current	4,674	4,473
Net deferred income tax (liability)/asset	$(28,306)	$7,872

Summary of Income Tax Contingencies [Table Text Block]
	2021	2020
	(In thousands)
Beginning balance	$2,065	$396

Tax positions related to current year:
Additions	279	1,123

Tax positions related to prior years:
Additions	34	569
Reductions	(1,626)	(16)
Lapses in statues of limitations	(376)	(7)
Balance as of March 31,	$376	$2,065